Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of calculation tax charge

	2024	2023	2022

	(€ in thousands)
Consolidated result before corporate income taxes	(27,960)	(27,813)	(64,108)
Exclude: results related to associates	—	—	(8)
	(27,960)	(27,813)	(64,100)

Income tax based on domestic rate (25.8%)	7,214	7,176	16,538
Tax effect of:
Different tax rates in foreign jurisdictions	—	(8)	10
(Non-deductible expenses) / non-taxable gains	(269)	(289)	133
Share- and loan-issue expenditures that are tax deductible	1,117	—	—
Change in unrecognized deductible temporary differences	(73)	(67)	(75)
Current year losses for which no deferred tax asset was recognized	(7,989)	(6,820)	(16,649)
True-up for prior year	197	86	(53)
Income tax benefit / (charge)	197	78	(96)
Effective tax rate	0.7%	0.3%	0.2%